Other Information by Nature - Summary of Breakdown of Depreciation and Amortization (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	€ 78,480	€ 64,822	€ 56,383
Cost of sales [member]
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	64,700	53,550	46,258
Selling and marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	700	722	787
Research and development expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	4,754	3,468	3,353
General and administrative expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	€ 8,326	€ 7,082	€ 5,985